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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22445

Pinnacle Capital Management Funds Trust
(Exact name of registrant as specified in charter)

100 Limestone Plaza Fayetteville, New York	13066
(Address of principal executive offices)	(Zip code)

Capital Services, Inc. 615 S. Dupont Hwy. Dover, DE 19901
(Name and address of agent for service)

With a copy to:

Benjamin V. Mollozzi, Esq.

Ultimus Fund Solutions, LLC

225 Pictoria Drive, Suite 450

Cincinnati, Ohio 45246

Registrant's telephone number, including area code:	(315) 234-9716

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2018

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

1789 GROWTH AND INCOME FUND

SCHEDULE OF INVESTMENTS

July 31, 2018 (Unaudited)

COMMON STOCKS - 71.8%	Shares	Value
Consumer Discretionary - 8.7%
Media - 4.4%
Interpublic Group of Companies, Inc. (The)	53,500	$1,206,425

Specialty Retail - 4.3%
Home Depot, Inc. (The)	6,100	1,204,872

Financials - 19.9%
Banks - 3.3%
JPMorgan Chase & Company	8,000	919,600

Capital Markets - 7.9%
BlackRock, Inc.	2,300	1,156,348
CME Group, Inc.	6,500	1,034,280
		2,190,628
Insurance - 8.7%
Fidelity National Financial, Inc.	28,500	1,154,250
First American Financial Corporation	22,000	1,231,999
		2,386,249
Health Care - 4.5%
Health Care Providers & Services - 4.5%
UnitedHealth Group, Inc.	4,975	1,259,770

Industrials - 9.9%
Aerospace & Defense - 3.5%
Lockheed Martin Corporation	3,000	978,300

Air Freight & Logistics - 1.6%
FedEx Corporation	1,775	436,419

Commercial Services & Supplies - 4.8%
Republic Services, Inc.	18,500	1,340,880

Information Technology - 7.5%
IT Services - 3.6%
Mastercard, Inc. - Class A	5,000	990,000

Semiconductors & Semiconductor Equipment - 3.9%
Intel Corporation	22,500	1,082,250

1789 GROWTH AND INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 71.8% (Continued)	Shares	Value
Materials - 6.7%
Chemicals - 6.7%
Celanese Corporation - Series A	11,250	$1,328,738
Eastman Chemical Company	5,000	518,100
		1,846,838
Real Estate - 9.6%
Equity Real Estate Investment Trusts (REITs) - 9.6%
Crown Castle International Corporation	12,000	1,329,960
Ryman Hospitality Properties, Inc.	15,700	1,334,657
		2,664,617
Utilities - 5.0%
Electric Utilities - 5.0%
NextEra Energy, Inc.	8,200	1,373,828

Total Common Stocks (Cost $18,850,780)		$19,880,676

MONEY MARKET FUNDS - 28.2%	Shares	Value
Fidelity Institutional Money Market Government Portfolio - Class I, 1.80% (a) (Cost $7,792,432)	7,792,432	$7,792,432

Total Investments at Value - 100.0% (Cost $26,643,212)		$27,673,108

Liabilities in Excess of Other Assets - (0.0%) (b)		(9,390)

Net Assets - 100.0%		$27,663,718

(a)	The rate shown is the 7-day effective yield as of July 31, 2018.
(b)	Percentage rounds to less than 0.1%.

See accompanying notes to Schedule of Investments.

1789 GROWTH AND INCOME FUND

NOTES TO SCHEDULE OF INVESTMENTS

July 31, 2018 (Unaudited)

1. Securities valuation

Portfolio securities of 1789 Growth and Income Fund (the “Fund”) are valued as of the close of business of the regular session of the New York Stock Exchange (normally 4:00 p.m., Eastern time). Equity securities, including common stocks, generally are valued using market quotations, but may be valued on the basis of prices furnished by a pricing service when Pinnacle Capital Management, LLC (the “Adviser”), the investment adviser to the Fund, believes such prices more accurately reflect the fair value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued at the last quoted sale price. Lacking a last sale price, an equity security is generally valued at its last bid price. Investments representing shares of other open-end investment companies, including money market funds, are valued at their net asset value as reported by such companies. When using a quoted price and when the market for the security is considered active, the security will be classified as Level 1 within the fair value hierarchy (see below). When quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees of Pinnacle Capital Management Trust.

Fixed income securities, if any, typically are valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Adviser decides that a price provided by the pricing service does not accurately reflect the market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Accounting principles generally accepted in the United States (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities

•	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly; these inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

1789 GROWTH AND INCOME FUND

NOTES TO SCHEDULE OF INVESTMENTS (Continued)

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2018 by security type:

	Level 1	Level 2	Level 3	Total

Common Stocks	$19,880,676	$-	$-	$19,880,676
Money Market Funds	7,792,432	-	-	7,792,432
Total	$27,673,108	$-	$-	$27,673,108

Refer to the Fund’s Schedule of Investments for a listing of the common stocks by industry type. As of July 31, 2018, the Fund did not have any transfers into or out of any Level. In addition, the Fund did not hold derivative instruments or any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of July 31, 2018. It is the Fund’s policy to recognize transfers into or out of any Level at the end of the reporting period.

2. Investment transactions

Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses on investments sold are determined on a specific identification basis.

3. Federal income tax

The following information is computed on a tax basis for each item as of July 31, 2018:

Cost of portfolio investments	$26,673,896

Gross unrealized appreciation	$1,097,219
Gross unrealized depreciation	(98,007)

Net unrealized appreciation	$999,212

The difference between the federal income tax cost of portfolio investments and Schedule of Investments cost is due to certain timing differences in the recognition of capital gains and losses under income tax regulations and GAAP. These timing differences are temporary in nature and are due to the tax deferral of losses on wash sales.

4. Investments in Money Market Funds

In order to maintain sufficient liquidity to implement investment strategies, or for temporary defensive purposes, the Fund may at times invest a significant portion of its assets in shares of a money market fund. As of July 31, 2018, the Fund had 28.2% of the value of its net assets invested in shares of a money market fund registered under the Investment Company Act of 1940. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. While investor losses in money market funds have been rare, they are possible. The Fund incurs additional indirect expenses due to acquired fund fees and expenses to the extent it invests in shares of money market funds.

Item 2.	Controls and Procedures.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Pinnacle Capital Management Funds Trust

By (Signature and Title)*		/s/ Cortland H. Schroder
Cortland H. Schroder, President

Date	September 14, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Cortland H. Schroder
Cortland H. Schroder, President

Date	September 14, 2018

By (Signature and Title)*		/s/ Paul A. Tryon
Paul A. Tryon, Treasurer

Date	September 14, 2018

*	Print the name and title of each signing officer under his or her signature.